Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 5,030,724	$ 4,451,353
Less: accumulated amortization	(1,304,122)	(262,003)
Intangible assets, net	3,726,602	4,189,350
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	479,000	185,215
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 4,551,724	$ 4,266,138